     As filed with the Securities and Exchange Commission on October 1, 2002

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                  Pre-Effective Amendment No.                               [ ]
                                                     ---------
                  Post-Effective Amendment No.          41                  [X]
                                                     ---------

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                  Amendment No.                         42
                                                     ---------
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

          Approximate Date of Proposed Public Offering October 1, 2002
                                                       ---------------

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] on October 1, 2002 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the PlanAhead Class of the American AAdvantage Emerging Markets Fund

         Statement of Additional Information for the PlanAhead Class of the American AAdvantage Emerging Markets Fund

         Part C

         Signature Page

         Exhibits


The sole purpose of this post-effective amendment to the Trust's Registration Statement is to register with the Commission the PlanAhead Class of the Trust's Emerging Markets Fund. The prospectus and statement of additional information included herein do not affect the prospectuses or statements of additional information of the Trust's other series or classes of other series.

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                              EMERGING MARKETS FUND
                             - PlanAhead Class(R) -



PROSPECTUS

October 1, 2002




                                   [GRAPHIC]





Managed by AMR Investment Services, Inc.




THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THIS FUND. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


ABOUT THE FUND
                                    Fund Description........................................................2

                                    The Manager.............................................................5

                                    The Investment Advisers.................................................5

                                    Valuation of Shares.....................................................6

ABOUT YOUR INVESTMENT
                                    Purchase and Redemption of Shares.......................................6

                                    Distributions and Taxes................................................10

ADDITIONAL INFORMATION
                                    Distribution of Fund Shares............................................11

                                    Additional Information.........................................Back Cover


                   -------------------------------------------

ABOUT THE FUND

FUND DESCRIPTION

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL STRATEGIES

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of issuers that:

    o  are primarily listed on the trading market of an emerging market country;

    o  are headquartered in an emerging market country; or

    o derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

    o has an emerging stock market as defined by the International Finance Corporation ("IFC");

    o  has a low- to middle-income economy according to the World Bank;

    o is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

    o  has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

AMR Investment Services, Inc. (the "Manager") currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:


         Morgan Stanley Investment Management Inc. ("Morgan Stanley")


         The Boston Company Asset Management, LLC ("The Boston Company")


Morgan Stanley combines a top-down country allocation investment approach with bottom-up stock selection. Morgan Stanley first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Morgan Stanley then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, Morgan Stanley emphasizes thorough macroeconomic and fundamental research.


The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

PRINCIPAL RISK FACTORS

      o  Market Risk

         Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investment in stocks of a particular county will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock market in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

      o  Foreign Investing Risk

         Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
         (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards,
         (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

      o  Emerging Markets Risk

         The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

      o  Additional Risks

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

HISTORICAL PERFORMANCE

The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. PlanAhead Class shares of the Fund were not offered prior to October 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on July 31, 2000. In the chart and table below, performance results are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [CHART]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

                                     2001
                                     ----
Total Return                         2.59%

       The year-to-date total return of the Fund was 6.35% as of 6/30/02.

Highest Quarterly Return from 1/1/01 through 12/31/01        4th Quarter 2001   25.88%

Lowest Quarterly Return from 1/1/01 through 12/31/01         3rd Quarter 2001  (20.38)%

                                                 AVERAGE ANNUAL TOTAL RETURN
                                                 ===========================
                                                        AS OF 12/31/01
                                                 ---------------------------
                                                            SINCE INCEPTION
                                                 1 YEAR        (7/31/00)
                                                 ------     ---------------
   RETURN BEFORE TAXES                            2.59%         (15.80)%
   RETURN AFTER TAXES ON DISTRIBUTIONS            2.09%         (16.15)%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES                          1.57%         (12.72)%
---------------------------------------------------------------------------
   Lipper Emerging Markets Index                 (3.48)%        (16.92)%
   MSCI Emerging Markets Free Index(1)           (2.38)%        (16.38)%

(1) The MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


         SHAREHOLDER FEES (fees paid directly from your investment)

         Redemption Fee (as a percentage of amount redeemed, if applicable): .... 2.00%(1)

         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

         Management Fees........................1.03%
         Distribution (12b-1) Fees..............0.00
         Other Expenses.........................0.78(2)
                                                -----
         Total Annual Fund Operating Expenses...1.81%
                                                =====



         (1) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase. A $10 fee may also apply if redemption proceeds are sent by wire.



         (2) Other Expenses are based on estimates for the current fiscal year.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR            3 YEARS
      ------            -------
       $184               $569

THE MANAGER


The Fund has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of August 31, 2002, the Manager had approximately $27.2 billion of assets under management, including approximately $14.8 billion under active management and $12.4 billion as named fiduciary or financial adviser. Of the total, approximately $13.9 billion of assets are related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Fund. The Manager:

    o  develops the investment program for the Fund,
    o  selects and changes investment advisers (subject to requisite approvals),
    o  allocates assets among investment advisers,
    o  monitors the investment advisers' investment programs and results,
    o coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,
    o oversees the Fund's securities lending activities and actions taken by the securities lending agent, and
    o invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of the Fund. In addition, the Fund pays the Manager the amounts due to its investment advisers. The Manager then remits these amounts to the investment advisers. The total management fees paid by the Fund for the fiscal year ended October 31, 2001, net of reimbursements and shown as a percentage of average net assets, were 1.03%.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Fund. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocation among the investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.

THE INVESTMENT ADVISERS

Set forth below is a brief description of the investment advisers for the Fund. Each investment adviser has discretion to purchase and sell securities for its segment of the Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of the Fund's shareholders, but subject to approval of the Fund's Board of Trustees ("Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.


MORGAN STANLEY INVESTMENT MANAGEMENT INC., 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of June 30, 2002, Morgan Stanley Investment Management Inc., together with its affiliated institutional asset management companies, managed assets of approximately $401.4 billion, including approximately $150.8 million of assets of AMR Corporation and its subsidiaries and affiliated entities.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC, One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of August 31, 2002 were $20.9 billion, including approximately $144.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser are considered when calculating the fees for each investment adviser. Including these assets lowers the investment advisory fees for the Fund.

VALUATION OF SHARES

The price of the Fund's shares is based on its net asset value ("NAV") per share. The Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair valuation would be used if market quotations were not readily available or a material event occurs after the close of the exchange that may affect the security's value.

The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. The Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the Fund invests in securities primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the NAV per share of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY

PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.

PURCHASE POLICIES

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, whichever comes first) on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund's deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund will not accept "starter" checks, credit card checks or third party checks.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. You may request an application form by:

     o   calling (800) 388-3344, or

     o visiting the Fund's web site at www.aafunds.com and downloading an account application.

Complete the application, sign it and mail to:       American AAdvantage Funds
                                                     P.O. Box 219643
                                                     Kansas City, MO 64121-9643

REDEMPTION POLICIES

Shares of the Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Fund's web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order, minus a redemption fee, if applicable. For assistance with completing a redemption request, please call
(800) 388-3344. Wire proceeds from redemptions requested by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Fund is open for business. In any event, proceeds from a redemption order will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The following are exempt from the redemption fee: shares acquired through the reinvestment of distributions, shares held in retirement plans, and shares redeemed through pre-authorized automatic redemption. Third parties who offer Fund shares may or may not charge the redemption fee to their customers for the benefit of the Fund.


The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund.

HOW TO PURCHASE SHARES



To Make an Initial Purchase                                     To Add to an Existing Account

By Check

o Make check payable to the American AAdvantage Funds.          Include the shareholder's account number, Fund name,
o Include the Fund name, Fund number and "PlanAhead             and Fund number on the check. Mail check ($50 minimum)
  Class" on the check.                                          to:
o Mail check ($2,500 minimum or $2,000 for IRAs) to:
   American AAdvantage Funds                                    American AAdvantage Funds
   P.O. Box 219643                                              P.O. Box 219643
   Kansas City, MO 64121-9643                                   Kansas City, MO 64121-9643

By Wire

If your account has been established, you may call              Call (800) 388-3344 to purchase shares by wire. Send a
(800) 388-3344 to purchase shares by wire. Send a bank          bank wire ($500 minimum) to State Street Bank and Trust
wire ($2,500 minimum or $2,000 for IRAs) to State               Co. with these instructions:
Street Bank and Trust Co. with these instructions:
                                                                o ABA# 0110-0002-8; AC-9905-342-3,
o ABA# 0110-0002-8; AC-9905-342-3,                              o Attn: American AAdvantage Funds-PlanAhead Class,
o Attn: American AAdvantage Funds-PlanAhead Class,              o the Fund name and Fund number, and
o the Fund name and Fund number, and                            o shareholder's account number and registration.
o shareholder's account number and registration.

Via My Account on www.aafunds.com

o Funds will be transferred automatically from your             o The minimum amount for each additional purchase is $50.
  bank account via Automated Clearing House ("ACH") if
  valid bank instructions were included on your
  application. If not, please call (800) 388-3344 to
  establish bank instructions prior to the purchase.
o A $2,500 minimum ($2,000 for IRAs) is required to
  establish a new account.

By Pre-Authorized Automatic Investment

o The minimum account size of $2,500 ($2,000 for IRAs)           o Funds will be transferred automatically from your
  must be met before establishing an automatic investment          bank account via ACH on or about the 5th day of each
  plan.                                                            month or quarter, depending upon which periods you
o Fill in required information on the account                      specify. If you establish your automatic investment
  application, including amount of automatic investment            plan through www.aafunds.com, you can choose the date
  ($50 minimum). Attach a voided check to the account              and frequency of transfer.
  application.
o An automatic investment plan may also be established
  through www.aafunds.com.

By Exchange

o Send a written request to the address above, call             o You may purchase shares of a Fund by exchanging
  (800) 388-3344 or visit www.aafunds.com.                        shares from the PlanAhead Class of another American
o A $2,500 minimum ($2,000 for IRAs) is required to               AAdvantage Fund if you have owned shares of the
  establish a new account in the PlanAhead Class of               other American AAdvantage Fund for at least 15 days.
  another American AAdvantage Fund by making an exchange.       o The minimum amount for each exchange is $50.

HOW TO REDEEM SHARES



Method

By Telephone                                                    Additional Information

Call (800) 388-3344 to request a redemption.                    o Telephone redemption orders are limited to $50,000
                                                                  within any 30 day period.
                                                                o Proceeds will generally be mailed only to the account
                                                                  address of record or transmitted by wire ($500
                                                                  minimum and $10 fee) to a commercial bank account
                                                                  designated on the account application form.
By Mail

Write a letter of instruction including:                        o Proceeds will only be mailed to the account address
                                                                  of record or transmitted by wire ($500 minimum and
o the Fund name and Fund number,                                  $10 fee) to a commercial bank account designated on
o shareholder account number,                                     the account application form.
o shares or dollar amount to be redeemed, and
o authorized signature(s) of all persons required to            A signature guarantee is required for redemption orders:
  sign for the account.
                                                                o in amounts of $50,000 or more,
Mail to:                                                        o with a request to send the proceeds to an address or
American AAdvantage Funds                                         commercial bank account other than the address or
P.O. Box 219643                                                   commercial bank account designated on the account
Kansas City, MO 64121-9643                                        application, or
                                                                o for an account whose address has changed within the
                                                                  last 30 days if proceeds are sent by check.

Via My Account on www.aafunds.com

o Please call (800) 388-3344 to establish bank                  o Proceeds will only be mailed to the account address
  instructions, if you wish to receive redemption                 of record, transmitted by wire to a commercial bank
  proceeds via wire or ACH.                                       account designated on the account application form or
                                                                  transferred via ACH to your bank account.
                                                                o The minimum amount is $500 for a wire and $50 for a
                                                                  check or ACH.
                                                                o A $10 fee is charged for each wire.

By Pre-Authorized Automatic Redemption

o Fill in required information on the account                   o Proceeds will be transferred automatically from your
  application or establish via www.aafunds.com ($100              Fund account to your bank account via ACH on or about
  minimum).                                                       the 15th day of each month. If you establish
                                                                  automatic redemption through www.aafunds.com, you can
                                                                  choose the date and frequency of transfer.

By Exchange

o Send a written request to the address above, call             o You may sell shares of the Fund in exchange for
  (800) 388-3344 to exchange shares through the                   shares of the PlanAhead Class of another American
  Automated Voice Response System or visit                        AAdvantage Fund if you have owned shares of the Fund
  www.aafunds.com.                                                for at least 15 days.
o A $2,500 minimum ($2,000 for IRAs) is required to             o The minimum amount for each exchange is $50.
  establish a new account in the PlanAhead Class of
  another American AAdvantage Fund by making an
  exchange.

GENERAL POLICIES

If a shareholder's account balance in the Fund falls below $2,500 ($2,000 for IRAs), the shareholder may be asked to increase the balance. If the account balance remains below $2,500 ($2,000 for IRAs) after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Fund by telephone:

    o The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
    o The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
    o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

    o reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
    o modify or terminate the exchange privilege at any time for any reason, and
    o seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

In order to discourage short-term trading of the Fund's shares, the Fund will not accept more than one exchange in and out of the Fund within any three-month period. If the Manager determines that a shareholder is investing in the Fund to profit from day-to-day fluctuations in the Fund's net asset value, also known as market timing, the Fund may reject any order or terminate the exchange privilege of that shareholder.

Third parties, such as banks, broker-dealers and 401(k) plan providers who offer Fund shares, may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

DISTRIBUTIONS AND TAXES

The Fund intends to distribute most or all of its net earnings in the form of annual dividends from net investment income and annual distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Usually, any dividends and distributions of net realized gains are taxable events. Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the sold or exchanged shares were held. The following table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                                                    TAX STATUS
-------------------                                                    ----------
Dividends from net investment income*                                  Ordinary income
Distributions of realized net short-term capital gains*                Ordinary income
Distributions of gains from certain foreign currency transactions*     Ordinary income
Distributions of realized net long-term capital gains*                 Long-term capital gains
Sales or exchanges of shares owned for more than one year              Long-term capital gains or losses
Sales or exchanges of shares owned for one year or less                Net gains are treated as ordinary income;
                                                                          net losses are subject to special rules

   * whether reinvested or taken in cash

Some foreign countries may impose taxes on dividends paid to and gains realized by the Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION

DISTRIBUTION OF FUND SHARES
The Fund does not incur any direct distribution expenses. However, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements to be used for the sale and distribution of Fund shares. In the event the Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

ADDITIONAL INFORMATION

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling (800) 388-3344.

ANNUAL REPORT/SEMI-ANNUAL REPORT

The Fund's Annual Report and Semi-Annual Report list the Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund's performance. The report of the Fund's independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).


TO OBTAIN MORE INFORMATION ABOUT THE FUND:

      [GRAPHIC]                      [GRAPHIC]                       [GRAPHIC]                             [GRAPHIC]
     By Telephone:                    By Mail:                        By E-mail:                         On the Internet:
  Call (800) 388-3344        American AAdvantage Funds     american aadvantage.funds@aa.com    Visit our website at www.aafunds.com
                                  P.O. Box 619003                                              Visit the SEC website at www.sec.gov
                             DFW Airport, TX 75261-9003



The SAI and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.



FUND SERVICE PROVIDERS:

CUSTODIAN                         TRANSFER AGENT                         INDEPENDENT AUDITORS                DISTRIBUTOR
State Street Bank and Trust       National Financial Data Services       Ernst & Young LLP                   SWS Financial Services
Boston, Massachusetts             Kansas City, Missouri                  Dallas, Texas                       Dallas, Texas


                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            SEC File Number 811-4984



American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark and American AAdvantage Emerging Markets Fund is a service mark of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)
                 AMERICAN AADVANTAGE EMERGING MARKETS FUND(SM)

                            -- PLANAHEAD CLASS(R) --

                                 OCTOBER 1, 2002

         The American AAdvantage Emerging Markets Fund (the "Fund") is a separate investment portfolio of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. The Fund constitutes a separate investment portfolio with distinct investment objectives, purposes and strategies. This Statement of Additional Information ("SAI") relates to the PlanAhead Class of the Fund.

         This SAI should be read in conjunction with the Fund's PlanAhead Class prospectus, dated October 1, 2002, (the "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.


                                TABLE OF CONTENTS


Non-Principal Investment Strategies and Risks............................................................................1

Investment Restrictions..................................................................................................3

Temporary Defensive Position.............................................................................................4

Trustees and Officers of the Trust.......................................................................................4

Code of Ethics...........................................................................................................7

Control Persons and 5% Shareholders......................................................................................7

Investment Advisory Agreements...........................................................................................7

Management, Administrative Services and Distribution Fees................................................................7

Other Service Providers..................................................................................................8

Portfolio Securities Transactions........................................................................................9

Redemptions in Kind.....................................................................................................10

Tax Information.........................................................................................................10

Total Return Quotations.................................................................................................12

Description of the Trust................................................................................................13

Other Information.......................................................................................................14


                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         In addition to the investment strategies described in the Prospectus, the Fund may:

         Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Ratings Services

         ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Obligations rated in the fourth highest rating category are limited to 25% of each of the Fund's debt allocations. The Fund, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria.

         As noted in the Prospectus, the Fund has a non-fundamental investment policy that it will invest at least 80% of its total assets in a manner consistent with the Fund's name. If the Fund changes this policy, it will send a notice to its shareholders 60 days in advance of the change and supplement the Prospectus.

         The Fund may:


         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.


         2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Fund will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board"), that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by the Fund and may be changed only by the majority vote of the Fund's outstanding shares. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

         The Fund may not:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus. In addition, the Fund may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Fund may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that the Fund may engage in when-issued and forward commitment securities transactions and foreign currency futures and forward foreign currency contracts.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. In addition, the Fund may borrow money from the Manager or any of its affiliates for temporary purposes. The aggregate amount of borrowing for the Fund shall not exceed 10% of the value of the Fund's assets at the time of borrowing. Although not a fundamental policy, the Fund intends to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions may be changed with respect to the Fund by a vote of a majority of the Board. The Fund may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales or purchase or sell call options or engage in the writing of such options, except that
         (i) the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities and (ii) the Fund may purchase or sell futures contracts and options on futures contracts.

         The Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law; however, pursuant to exemptive relief granted by the SEC, the Fund may invest up to 25% of its total assets in the aggregate of its affiliated money market mutual funds. The Fund may incur duplicate advisory or management fees when investing in another mutual fund.

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, the Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.


                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH THE TRUST       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------            -----------------     ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                       Term
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

William F. Quinn** (54)         Trustee since 1987    President, AMR Investment Services, Inc. (1986-Present); Chairman, American
                                   and President      Airlines Federal Credit Union (1989-Present); Director, Crescent Real Estate
                                    since 1986        Equities, Inc. (1994-Present); Member, Southern Methodist University Cox
                                                      School of Business Advisory Board (1999-Present); Director, Southern
                                                      Methodist University Endowment Fund Advisory Board (1996-Present); Member,
                                                      New York Stock Exchange Pension Manager's Advisory Committee (1997-1998,
                                                      2000-Present); Trustee, American AAdvantage Mileage Funds and AMR Investment
                                                      Services Trust (1995-Present); Trustee, American AAdvantage Select Funds
                                                      (1999-Present).

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH THE TRUST       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------            -----------------     ----------------------------------------------------------------------

INTERESTED TRUSTEES (CONT.)
Alan D. Feld** (65)             Trustee since 1996    Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                                   (1960-Present); Director, Clear Channel Communications (1984-Present);
Suite 4100                                            Trustee, CenterPoint Properties (1994-Present); Trustee, American
Dallas, Texas  75201                                  AAdvantage Mileage Funds and AMR Investment Services Trust
                                                      (1996-Present); Trustee, American AAdvantage Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
                                       Term
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

Dee J. Kelly, Jr. (42)          Trustee since 2001    Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee,
201 Main Street                                       American AAdvantage Mileage Funds, American AAdvantage Select Funds and
Suite 2500                                            AMR Investment Services Trust (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (67)     Trustee since 1987     Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
5730 East 105th Street                                and AMR Investment Services Trust (1995-Present); Trustee, American
Tulsa, OK 74137                                       AAdvantage Select Funds (1999-Present).


R. Gerald Turner (56)          Trustee since 2001    President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                             ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                             (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                  (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                     Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                     Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                     Member, National Association of Independent Colleges and Universities
                                                     Board of Directors; Trustee, American AAdvantage Mileage Funds,
                                                     American AAdvantage Select Funds and AMR Investment Services Trust
                                                     (2001-Present).


Kneeland Youngblood (46)      Trustee since 1996     Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                   (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                           Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                  Relations (1995-Present); Director, Just For the Kids (1995-Present);
                                                     Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                     System of Texas (1993-1999); Director, United States Enrichment
                                                     Corporation (1993-1998), Director, Starwood Financial Trust
                                                     (1998-2001); Trustee, American AAdvantage Mileage Funds and AMR
                                                     Investment Services Trust (1996-Present); Trustee, American AAdvantage
                                                     Select Funds (1999-Present).

OFFICERS
                                       Term
                                     One Year

Nancy A. Eckl (39)                 VP since 1990     Vice President, Trust Investments, AMR Investment Services, Inc.
                                                     (1990-Present).

Michael W. Fields (48)             VP since 1989     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                     (1988-Present).

Barry Y. Greenberg (39)          VP and Assistant    Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                  Secretary since    (1995-Present).
                                       1995

Rebecca L. Harris (35)            Treasurer since    Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

John B. Roberson (44)              VP since 1989     Vice President, Director of Sales, AMR Investment Services, Inc.
                                                     (1991-Present).

Robert J. Zutz (49)               Secretary since    Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW             1998
2nd Floor
Washington, D.C. 20036


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Trust's investment advisers.

            The Trust has an Audit Committee, consisting of Messrs. Feld, Kelly, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the

Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended October 31, 2001.

         The Trust also has a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee met once during the fiscal year ended October 31, 2001.

         The Trustees who own shares of any fund in the Trust are listed in the following table with the dollar range of their ownership in the Fund and the Trust as a whole as of the calendar year ended December 31, 2001.


                                                 INTERESTED                                NON-INTERESTED
                                           QUINN             FELD          KELLY    O'SULLIVAN        TURNER        YOUNGBLOOD
                                           -----             ----          -----    ----------        ------        ----------
         EMERGING MARKETS FUND              None             None          None        None            None            None
      TRUST ON AN AGGREGATE BASIS      Over $100,000     Over $100,000     None        None      $10,001-$50,000    $1-$10,000


         During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR
Corporation during this period.

         During the two most recently completed calendar years, the law firm of Kelly, Hart & Hallman ("KHH") provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that, during this period, he had no material involvement in the services provided by KHH to American Airlines, Inc., that he received no material benefit in connection with these services, and that KHH did not provide legal services to the Manager or AMR Corporation during this period.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and the AMR Investment Services Trust (collectively, the "Trusts"), the non-interested Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. Beginning March 1, 2002, Mr. O'Sullivan receives an annual retainer of $45,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                     Aggregate             Pension or Retirement          Total Compensation
                                 Compensation From      Benefits Accrued as Part of         From the Trusts
Name of Trustee                      the Trust             the Trust's Expenses               (24 funds)
---------------                  -----------------      ---------------------------       ------------------
                                              INTERESTED TRUSTEES
William F. Quinn                         $0                           $0                          $0
Alan D. Feld                           $9,428                         $0                        $63,782
Stephen O' Sullivan*                   $4,250                         $0                        $28,750

                                            NON-INTERESTED TRUSTEES
Ben Fortson**                          $2,119                         $0                        $14,338
Dee J. Kelly, Jr.***                     $21                          $0                         $142
R. Gerald Turner***                     $174                          $0                        $1,176
Kneeland Youngblood                    $9,542                         $0                        $64,550

* For the fiscal year ended October 31, 2001, Mr. O'Sullivan was an Interested Trustee due to his ownership of stock in AMR Corporation, the parent company of the Manager.

** Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.

***      Messrs. Kelly and Turner were elected as Trustees in August 2001.

         The Board has adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund.

         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

         The Trust, the Manager and the investment advisers have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by the Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS


       AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof, located at 4333 Amon Carter Blvd., Fort Worth, Texas 76155, may be deemed to control the Fund as of August 31, 2002, because of their ownership of 95% of the outstanding shares of the Fund.



       As of August 31, 2002, Akin, Gump owned 88% of the outstanding shares of the Institutional Class of the Fund. Akin, Gump is located at 1700 Pacific Avenue, Suite 4100, Dallas, Texas 75201. The Manager owned 100% of the shares of the PlanAhead Class of the Fund as of its inception on October 1, 2002.


                         INVESTMENT ADVISORY AGREEMENTS

         Prior to March 1, 2002, the Fund invested all of its investable assets in the Emerging Markets Portfolio of the AMR Investment Services Trust. Accordingly, the investment advisers to the Fund received a fee on behalf of the Portfolio, and not the corresponding Fund, prior to that date. As compensation for investment advisory services, the Portfolio paid Morgan Stanley Investment Management Inc. $114,943 for the fiscal year ended October 31, 2001 and $24,925 for the period from inception of the Fund on July 31, 2000 through October 31, 2000. As compensation for investment advisory services, the Portfolio paid The Boston Company Asset Management, LLC $87,417 for the fiscal year ended October 31, 2001 and $19,356 for the period from inception of the Fund on July 31, 2000 through October 31, 2000.

         Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

         SWS Financial Services, Inc. ("SWS"), located at 1201 Elm Street, Suite 3500, Dallas, Texas 75270, is the distributor and principal underwriter of the Fund's shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust's operations. This includes:

         o        complying with reporting requirements;

         o        corresponding with shareholders;

         o maintaining internal bookkeeping, accounting and auditing services and records; and

         o supervising the provision of services to the Trust by third parties.

         The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

         The following amounts represent management fees paid to the Manager based on total fund or Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the funds in the Trust with fiscal years ended October 31 were approximately as follows: 1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to the other investment advisers; 2000, $11,612,000, of which approximately $7,840,000 was paid by the Manager to the other investment advisers; and 2001, $10,359,000, of which approximately $7,120,000 was paid by the Manager to the other investment advisers. Management fees in the amount of approximately $29,000, $7,000 and $39,500 were waived by the Manager during the fiscal years ended October 31, 1999, 2000 and 2001.

         The following amounts represent management fees paid to the Manager based on total fund or Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for those funds in the Trust with fiscal years ended December 31 were approximately $4,677,000 for 2000 and $10,352,000 for 2001. Because these funds are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to these funds.

         In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Trust. Administrative services fees for the funds in the Trust with fiscal years ended October 31 were approximately as follows: 1999, $10,120,000; 2000, $2,610,000; and 2001,
$2,426,000. Administrative services fees for the funds in the Trust with fiscal years ended December 31 were approximately $7,540,000 for 2000 and $6,900,000 for 2001.

         The Manager receives compensation for administrative and oversight functions with respect to securities lending of the funds in the Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 1999, $213,000; 2000, $206,541; and 2001, $309,704. The funds with December 31 fiscal years do not engage in securities lending, so the Manager received no compensation for these funds.

         The PlanAhead Class has adopted a service plan ("Service Plan") which provides that the Fund's PlanAhead Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fee, which is included as part of the Fund's "Other Expenses" in the Table of Fees and Expenses in the Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Service Plan. The primary expenses expected to be incurred under the Service Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.


                             OTHER SERVICE PROVIDERS


         The transfer agent for the Trust is State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate, National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Fund. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. The independent auditor for the Fund is Ernst & Young LLP, Dallas, Texas.


                        PORTFOLIO SECURITIES TRANSACTIONS

         Each investment adviser will place its own orders to execute securities transactions that are designed to implement the Fund's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, an investment adviser, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases the Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

         The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, the investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

         The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If an investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor the investment advisers receive any benefits from the commission recapture program. An investment adviser's participation in the brokerage commission recapture program is optional. Each investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

         In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the Fund, to the Manager and/or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment adviser is also authorized to cause the Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment advisers exercise investment discretion. The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services.

         For the fiscal year ended October 31, 2001, the Emerging Markets Portfolio paid $108,814 in brokerage commissions. For the period from July 31, 2000 (inception of the Fund) to October 31, 2000, the Emerging Markets Portfolio paid $58,496 in brokerage commissions.


         During the fiscal period ended October 31, 2000, the Portfolio paid $17,628 in commissions to Morgan Stanley DW Inc., an affiliated broker of Morgan Stanley Investment Management Inc. This amount represented 30.14% of total commissions paid by the Portfolio and 33.96% of the total dollar value of Portfolio transactions during that period. For the fiscal year ended October 31, 2001, the Portfolio paid $7,072 in commissions to Morgan Stanley DW Inc., an affiliated broker of Morgan Stanley Investment Management Inc. This amount represented 6.50% of total commissions paid by the Portfolio and 6.08% of the total dollar value of Portfolio transactions during that year.

                               REDEMPTIONS IN KIND

         Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 TAX INFORMATION

TAXATION OF THE FUND

         To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), the Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

         o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement").

         If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

TAXATION OF CERTAIN INVESTMENTS

         The Fund may acquire zero coupon or other securities issued with original issue discount. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

         If the Fund acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received by the Fund on the stock or of any gain realized by the Fund from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The Fund may avoid this tax and interest if it elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. The Fund currently does not intend to acquire securities that are considered PFICs.

         Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

         The Fund may invest in certain futures and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts the Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

         Section 988 of the Tax Code also may apply to the Fund's forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

         Offsetting positions the Fund enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

         When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

         If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS

         A dividend or other distribution the Fund declares in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         If more than 50% of the value of the total assets of the Fund at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable the Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their income from foreign and U.S. possessions sources and the taxes paid by the Fund to foreign countries and U.S. possessions. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                             TOTAL RETURN QUOTATIONS

         The advertised total return for a class of the Fund is calculated by equating an initial amount invested in a class of the Fund to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

         The advertised after-tax returns for a class of the Fund are calculated by equating an initial amount invested in a class of the Fund to the ending value, according to the following formulas:
                                                        n
                  AFTER TAXES ON DISTRIBUTIONS: P(1 + T) = ATV
                                                              D

                                                               n
          AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION: P(1 + T) = ATV
                                                                     DR

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class (after taxes on distributions or after taxes on distributions and redemption, as applicable); "n" is the number of years involved; "ATVD" is the ending value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered after taxes on fund distributions but not after taxes on redemption; and "ATVDR" is the ending value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered after taxes on fund distributions and redemption.

         Based on these formulas, annualized total returns were as follows for the Institutional Class of the Fund for periods ended June 30, 2002:

                                                        ONE-YEAR      FROM INCEPTION
                                                         PERIOD       DATE OF 7/31/00
                                                         THROUGH          THROUGH
                                                         6/30/02          6/30/02
                                                        ---------     ---------------
     Emerging Markets Fund                                6.58%           (9.06)%
         After taxes on distributions                     6.06%           (9.34)%
         After taxes on distributions and redemption      4.01%           (7.33)%

         The Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in the PlanAhead Class of the Fund for the specific period. Such total returns reflect changes in share prices of the PlanAhead Class of the Fund and assume reinvestment of dividends and distributions.

         The Fund may give total returns from inception using the date when the current investment advisers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

         In reports or other communications to shareholders or in advertising material, the PlanAhead Class of the Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." The PlanAhead Class of the Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         The PlanAhead Class of the Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of the PlanAhead Class returns about their central tendency or mean. In theory, a fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

         Advertisements for the Fund may compare the Fund to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Advertisements for the Fund may compare the differences between domestic and foreign investments. Information concerning broker-dealers who sell the Fund may also appear in advertisements for the Fund, including their ranking as established by various publications compared to other broker-dealers. The Fund may also publish advertisements or shareholder communications that discuss the principles of diversification and asset allocation. The Fund may also discuss the benefits of diversification across investment managers, which include reduced portfolio volatility, lower overall risk, and access to multiple leading managers within one fund. The Fund may suggest specific asset allocation models based on an investor's risk tolerance and time horizon.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the American AAdvantage Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The PlanAhead Class was later created to give individuals and other smaller investors an opportunity to invest in the American AAdvantage Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets.

         The Fund utilizes a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each investment adviser is carefully chosen by the Manager through a rigorous screening process.

                                OTHER INFORMATION

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)--ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

         Asset-Backed Securities--Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements.

         Bank Deposit Notes--Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances--Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Borrowing Risks--The Fund may borrow for temporary purposes. Borrowing may exaggerate changes in the Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce the Fund's return.

         Cash Equivalents--Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit--Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper--Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Convertible Securities--Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         Cover--Transactions using forward contracts, futures contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Debentures--Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

         Derivatives--Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls--A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Emerging Market Risks--The Fund invests in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

         Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

         Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

         Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

         Eurodollar and Yankeedollar obligations--Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Forward Foreign Currency Exchange Contracts--A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

         Forward contracts may serve as long hedges -- for example, the Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, the Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The investment adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the investment adviser believes will bear a positive correlation to the value of the currency being hedged.

         The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

         Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Full Faith and Credit Obligations of the U.S. Government--Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts--Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts.

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that the Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

         In addition, futures contracts entail additional risks. Although the investment adviser believes that use of such contracts will benefit the Fund, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, the Fund's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

         Illiquid Securities--Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Index Futures Contracts and Options on Index Futures Contracts--The Fund may invest in index futures contracts, options on index futures contracts and options on securities indices.

                  Index Futures Contracts--U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

                  At the same time a futures contract on an index is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

                  Options on Index Futures Contracts--The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

                  The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                  The amount of risk the Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                  Stock index futures may be used on a continual basis to equitize cash so that the Fund may maintain maximum equity exposure. The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of its total assets.

                  Futures Contracts on Stock Indices--The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund.

                  In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                  Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

                  Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Fund. The Fund may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Fund's total assets.

                  Options on Securities Indices--The Fund may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Fund may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Fund.

                  By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

                  The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                  When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

                  The Fund has adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Fund's activities in index options also may be restricted by the requirements of the Tax Code, for qualification as a RIC.

                  The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                  Because options on securities indices require settlement in cash, the investment advisers may be forced to liquidate portfolio securities to meet settlement obligations.

                  Options on Stock Indices--The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

         Loan Transactions--Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities;
(5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

         Mortgage-Backed Securities--Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")--CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates--Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Preferred Stock--A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         Ratings of Long-Term Obligations--The Fund utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security.

         The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Standard & Poor's and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

         Ratings of Short-Term Obligations--The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Repurchase Agreements--A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         The Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager or the investment adviser, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board. The Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements--The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Rights and Warrants--Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants, although the ability of the Fund to so invest is limited by its investment objectives or policies.

         Section 4(2) Securities--Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The Board and the investment advisers will carefully monitor the Fund's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations--Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. The Fund will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Short Sales--In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the investment advisers may sell a security the Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Generally, to complete a short sale transaction, the Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will
(a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

         U.S. Government Securities--U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations--U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations--A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         When-Issued and Forward Commitment Transactions--For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. The Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION

Item 23.               Exhibits

        (a)            Declaration of Trust - (iv)

        (b)            Bylaws - (iv)

        (c)            Voting trust agreement -- none

        (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987*

           (i)(B) Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

           (i)(C) Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

           (i)(D) Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

           (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

           (i)(F) Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

           (i)(G) Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

           (i)(H) Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

           (i)(I) Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

           (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

           (i)(K) Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

           (i)(L) Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)


           (i)(M) Supplement to Fund Management Agreement, dated May 28, 2002 - filed herewith


           (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated November 1, 1995 - (iv)

           (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

           (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

           (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

           (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated November 12, 1996 - (ii)

            (ii)(F) Form of Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management -
                        (vii)

            (ii)(G) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated October 15, 1998 - (vi)

            (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated October 15, 1998 -
                        (vi)

            (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated March 1, 1999 - (vii)

            (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs & Co., dated July 31, 2000 - (x)

            (ii)(K) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

            (ii)(L) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

            (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

            (ii)(N) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 - (xi)

            (ii)(O) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

            (ii)(P) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 - (xv)

            (ii)(Q) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 - (xv)

            (ii)(R) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment LLC, dated April 1, 2001 - (xvi)

            (ii)(S) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated December 31, 2000 - (xvi)

            (ii)(T) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 - (xvi)

            (ii)(U) Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, Inc., dated July 2, 2001 -
                        (xvi)

            (ii)(V) Amendment to Securities Lending Management Agreement, dated March 1, 2002 - (xvi)


            (iii) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 - (xvi)


            (iv)(A)     Administrative Services Plan for the Platinum Class -
                        (iv)

            (iv)(B) Administrative Services Plan for the Cash Management Class - (xvi)


            (iv)(C) Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 - filed herewith



            (v)(A) Administrative Agreement for Small Cap Index Fund and International Equity Index Fund, dated July 31, 2000 -
                        (ix)



            (v)(B) Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated May 1, 2001 - (xvi)



         (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)



            (ii) Amendment to the Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and SWS Financial Services, Inc., dated July 24, 2002 - filed herewith


         (f)            Bonus, profit sharing or pension plans - none

         (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)


            (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)


            (iii) Form of Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 - (ix)

            (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

         (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

            (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

            (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

            (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

            (v) Form of Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated July 24, 2002 - filed herewith


            (vi) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

            (vii) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

            (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 -
                        (xii)

            (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

            (x) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999 -
                        (vii)

            (xi) Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four AAdvantage Funds, dated July 31, 2000 - (ix)

            (xii) Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund, dated December 28, 2000 - (xi)


            (xiii) Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - filed herewith


            (xiv) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)


            (xv) Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 - (xvi)



         (i)            Opinion and consent of counsel - filed herewith



         (j)            Consent of Independent Auditors - filed herewith


         (k)            Financial statements omitted from prospectus - none

         (l)            Letter of investment intent - (iv)

         (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

            (ii)        Plan pursuant to Rule 12b-1 for the Platinum Class -
                        (iv)

         (n)(i)         Amended and Restated Plan pursuant to Rule 18f-3 - (iv)


            (ii) Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xvi)


         (p)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR Investment Services Trust - (ix)

            (ii)        Code of Ethics of AMR Investments - (xiii)

            (iii)       Code of Ethics of Templeton Investment Counsel, LLC -
                        (ix)

            (iv)        Code of Ethics of State Street Master Funds - (ix)

            (v)         Code of Ethics of Merrill Lynch's Asset Management Group
                        - (ix)


            (vi)        Code of Ethics of Brandywine Asset Management, Inc. -
                        (ix)



            (vii) Code of Ethics of The Boston Company Asset Management, LLC - (ix)



            (viii) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)



            (ix)        Code of Ethics of Lazard Asset Management - (xiii)



            (x) Code of Ethics of Hotchkis and Wiley Capital Management, LLC - (xv)



            (xi) Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - (xvi)



            (xii) Amended and Restated Code of Ethics of Independence Investment LLC, dated April 2, 2001 - (xvi)



            (xiii) Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2001 - (xvi)



            (xiv) Revised Code of Ethics of Goldman Sachs Asset Management, dated August 1, 2002 - filed herewith



            (xv) Revised Code of Ethics of Metropolitan West Capital Management, LLC, dated July 26, 2002 - filed herewith



            (xvi) Amendments to the Code of Ethics of The Boston Company Asset Management, LLC, dated February 25, 2002 - filed herewith



            (xvii) Revised Code of Ethics of Morgan Stanley Investment Management, dated August 16, 2002 - filed herewith



            (xviii) Revised Code of Ethics of MW Post Advisory Group, dated September 18, 2002 - filed herewith


       Other:           Powers of Attorney for Trustees (Alan D. Feld, Stephen
                        D. O'Sullivan, and Kneeland Youngblood) - (ii)

                        Powers of Attorney for Trustees (R. Gerald Turner and Dee J. Kelly, Jr.) - (xiv)

                        Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                        Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

                        Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)

----------

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.


(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.


(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.


(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.


(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.


(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.


(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.

(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.

(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.

(xiii) Incorporated by reference to PEA No. 36 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 20, 2001.

(xiv) Incorporated by reference to PEA No. 37 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 1, 2001.

(xv) Incorporated by reference to PEA No. 38 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on November 30, 2001.

(xvi) Incorporated by reference to PEA No. 39 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:


                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or


                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.


Item 26. I. Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

         II. Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

         Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

         Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

         Goldman Sachs Asset Management, 32 Old Slip, New York, New York 10005.

         Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

         Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109.

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management, 30 Rockefeller Plaza, New York, New York
10112.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 150, Newport Beach, California 92660.

         Metropolitan West Securities, LLC, 11440 San Vicente Boulevard, 3rd Floor, Los Angeles, California 90049.

         MW Post Advisory Group, LLC, 1880 Century Park East, Suite 820, Los Angeles, California 90067.


         Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.


         Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.


         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) SWS Financial Services, Inc., 1201 Elm Street, Suite 3500, Dallas, TX 75270 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                  Position
Name                                    with Underwriter                                    with Registrant
----                                   -------------------                                  ---------------

Daniel Leland                          Chief Executive Officer                              None
Robert Gioia                           President                                            None
Stacy Hodges                           Chief Financial Officer                              None
Allen Tubb                             Secretary                                            None
Kenneth Shade                          Vice President                                       None
Ray Huie                               Vice President                                       None

         The address of the above named directors and officers is 1201 Elm Street, Suite 3500, Dallas, TX 75270.

Item 28. Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows.

31a-1(b)(1) - in the physical possession of the Trust's custodian

31a-1(b)(2)(i), (ii) & (iii) - in the physical possession of the Trust's custodian

31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent

31a-1(b)(4) - in the physical possession of the Trust's Manager

31a-1(b)(5) - in the physical possession of the Trust's investment advisers


31a-1(b)(6) - A record of other purchases or sales etc. - in the physical possession of the Trust's Manager, investment advisers and custodian


31a-1(b)(7) - in the physical possession of the Trust's custodian

31a-1(b)(8) - in the physical possession of the Trust's custodian

31a-1(b)(9) - in the physical possession of the Trust's investment advisers

31a-1(b)(10) - in the physical possession of the Trust's Manager

31a-1(b)(11) - in the physical possession of the Trust's Manager

31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29. Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on October 1, 2002. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).


                                                     AMERICAN AADVANTAGE FUNDS

                                                     By: /s/ William F. Quinn
                                                         -----------------------
                                                              William F. Quinn
                                                              President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                   Title                          Date
---------                                   -----                          ----


/s/ William F. Quinn                        President and             October 1, 2002
------------------------------------        Trustee
William F. Quinn

Alan D. Feld*                               Trustee                   October 1, 2002
------------------------------------
Alan D. Feld

Dee J. Kelly, Jr.*                          Trustee                   October 1, 2002
------------------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*                      Trustee                   October 1, 2002
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   October 1, 2002
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   October 1, 2002
------------------------------------
Kneeland Youngblood



*By      /s/ William F. Quinn
         -----------------------------------
         William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS


         Exhibit
         Number         Description
         ------         -----------

         (a)            Declaration of Trust - (iv)

         (b)            Bylaws - (iv)

         (c)            Voting trust agreement -- none

         (d)(i)(A)      Fund Management Agreement between American AAdvantage
                        Funds and AMR Investment Services, Inc., dated April 3,
                        1987*

            (i)(B)      Supplement to Fund Management Agreement, dated August 1,
                        1994 - (iv)

            (i)(C)      Supplement to Fund Management Agreement, dated August 1,
                        1995 - (iv)

            (i)(D)      Supplement to Fund Management Agreement, dated November
                        1, 1995-(vii)

            (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

            (i)(F)      Supplement to Fund Management Agreement, dated December
                        17, 1996 - (ii)

            (i)(G)      Supplement to Fund Management Agreement, dated July 25,
                        1997 - (iii)

            (i)(H)      Supplement to Fund Management Agreement, dated September
                        1, 1998 - (vi)

            (i)(I)      Supplement to Fund Management Agreement, dated January
                        1, 1999 - (vii)

            (i)(J)      Supplemental Terms and Conditions to the Management
                        Agreement, dated - May 19, 2000 - (ix)

            (i)(K)      Supplement to Fund Management Agreement, dated November
                        16, 2000 - (xi)

            (i)(L)      Supplement to Fund Management Agreement, dated October
                        17, 2001 - (xv)

            (i)(M)      Supplement to Fund Management Agreement, dated May 28,
                        2002 - filed herewith

            (ii)(A)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Independence Investment Associates,
                        Inc., dated November 1, 1995 - (iv)

            (ii)(B)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

            (ii)(C)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Barrow, Hanley, Mewhinney & Strauss,
                        Inc., dated November 1, 1995 - (iv)

            (ii)(D)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

            (ii)(E)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                        Management, L.P., dated November 12, 1996 - (ii)

            (ii)(F)     Form of Investment Advisory Agreement between AMR
                        Investment Services, Inc. and Lazard Asset Management -
                        (vii)

            (ii)(G)     Amendment to Schedule A of Advisory Agreement between
                        AMR Investment Services, Inc. and Brandywine Asset
                        Management, Inc., dated October 15, 1998 - (vi)

            (ii)(H)     Amendment to Schedule A of Advisory Agreement between
                        AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill
                        Lynch Asset Management, L.P., dated October 15, 1998 -
                        (vi)

            (ii)(I)     Amendment to Schedule A of Advisory Agreement between
                        AMR Investment Services, Inc. and Independence
                        Investment Associates, Inc., dated March 1, 1999 - (vii)

            (ii)(J)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Goldman Sachs & Co., dated July 31,
                        2000 - (x)

            (ii)(K)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and J.P. Morgan Investment Management
                        Inc., dated July 31, 2000 - (x)

            (ii)(L)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Morgan Stanley Dean Witter Investment
                        Management Inc., dated July 31, 2000 - (x)

            (ii)(M)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and The Boston Company Asset Management,
                        LLC, dated July 31, 2000 - (x)

            (ii)(N)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and MW Post Advisory Group, LLC, dated
                        December 29, 2000 - (xi)

            (ii)(O)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Metropolitan West Capital Management,
                        LLC, dated November 30, 2000 - (xi)

            (ii)(P)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 - (xv)

            (ii)(Q)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Hotchkis and Wiley Capital
                        Management, LLC, dated October 9, 2001 - (xv)

            (ii)(R)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Independence Investment LLC, dated
                        April 1, 2001 - (xvi)

            (ii)(S)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Templeton Investment Counsel, LLC, dated December 31, 2000 - (xvi)

            (ii)(T)     Investment Advisory Agreement between AMR Investment
                        Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 - (xvi)

            (ii)(U)     Securities Lending Management Agreement between American
                        AAdvantage Funds, on behalf of High Yield Bond Fund, and
                        Metropolitan West Securities, Inc., dated July 2, 2001 -
                        (xvi)

            (ii)(V) Amendment to Securities Lending Management Agreement, dated March 1, 2002 - (xvi)

            (iii) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment
                        Services, Inc., dated March 1, 2002 - (xvi)

            (iv)(A)     Administrative Services Plan for the Platinum Class -
                        (iv)

            (iv)(B)     Administrative Services Plan for the Cash Management
                        Class - (xvi)

            (iv)(C)     Supplement to Administrative Services Plan for the
                        Platinum Class, dated September 27, 2002 - filed herewith

            (v)(A)      Administrative Agreement for Small Cap Index Fund and
                        International Equity Index Fund, dated July 31, 2000 -
                        (ix)

            (v)(B)      Administrative Agreement for S&P 500 Index Fund with
                        SSgA Funds Management, Inc., dated May 1, 2001 - (xvi)

         (e)(i)         Distribution Agreement among the American AAdvantage
                        Funds, the American AAdvantage Mileage Funds, the
                        American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

            (ii) Amendment to the Distribution Agreement among the American AAdvantage Funds, the American AAdvantage
                        Mileage Funds, the American AAdvantage Select Funds and
                        SWS Financial Services, Inc., dated July 24, 2002 - filed herewith

         (f)            Bonus, profit sharing or pension plans - none

         (g)(i)         Custodian Agreement between the American AAdvantage
                        Funds and State Street Bank and Trust Company, dated
                        December 1, 1997 - (v)

            (ii)        Amendment to Custodian Agreement to add Small Cap Value
                        Fund, dated January 1, 1999 - (ix)

            (iii)       Form of Amendment to Custodian Agreement to add Large
                        Cap Growth, Emerging Markets, Small Cap Index and
                        International Equity Index series of the American
                        AAdvantage Funds, dated July 31, 2000 - (ix)

            (iv)        Amendment to Custodian Agreement to add High Yield Bond
                        Fund, dated December 29, 2000 - (xi)

         (h)(i)         Transfer Agency and Service Agreement between the
                        American AAdvantage Funds and State Street Bank and
                        Trust Company, dated January 1, 1998 - (v)

            (ii)        Amendment to Transfer Agency Agreement to add Small Cap
                        Value Fund, dated January 1, 1999 - (ix)

            (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

            (iv)        Amendment to Transfer Agency Agreement to add High Yield
                        Bond Fund, dated December 29, 2000 - (xi)

            (v) Form of Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated July 24, 2002 - filed herewith

            (vi)        Securities Lending Authorization Agreement between
                        American AAdvantage Funds and State Street Bank and
                        Trust Company, dated January 2, 1998 - (v)

            (vii) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

            (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 -
                        (xii)

            (ix)        Service Plan Agreement for the American AAdvantage Funds
                        PlanAhead Class, dated August 1, 1994 - (iv)

            (x)         Credit Agreement between American AAdvantage Funds and
                        AMR Investment Services, Inc., dated December 1, 1999 -
                        (vii)

            (xi)        Form of Amendment to Credit Agreement to add Large Cap
                        Growth and Emerging Markets Portfolios and the four
                        AAdvantage Funds, dated July 31, 2000 - (ix)

            (xii)       Amendment to Credit Agreement to add High Yield Bond
                        Portfolio and High Yield Bond Fund, dated December 28,
                        2000 - (xi)

            (xiii) Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - filed herewith

            (xiv)       Administrative Services Agreement among American
                        AAdvantage Funds, American AAdvantage Mileage Funds, AMR
                        Investment Services Trust, AMR Investment Services, Inc.
                        and State Street Bank and Trust Company, dated November
                        29, 1999 - (vii)

            (xv)        Purchase Agreement between American AAdvantage Funds and
                        John H. Harland Company, dated December 1, 2001 - (xvi)

         (i)            Opinion and consent of counsel - filed herewith

         (j)            Consent of Independent Auditors - filed herewith

         (k)            Financial statements omitted from prospectus - none

         (l)            Letter of investment intent - (iv)

         (m)(i)         Plan pursuant to Rule 12b-1 for the Institutional,
                        PlanAhead and AMR Classes - (iv)

            (ii)        Plan pursuant to Rule 12b-1 for the Platinum Class -
                        (iv)

         (n)(i)         Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

            (ii)        Amended and Restated Plan pursuant to Rule 18f-3, dated
                        December 1, 2001 - (xvi)

         (p)(i)         Codes of Ethics of Registrant, American AAdvantage
                        Mileage Funds, American Select Funds and AMR Investment
                        Services Trust - (ix)

            (ii)        Code of Ethics of AMR Investments - (xiii)

            (iii)       Code of Ethics of Templeton Investment Counsel, LLC -
                        (ix)

            (iv)        Code of Ethics of State Street Master Funds - (ix)

            (v)         Code of Ethics of Merrill Lynch's Asset Management Group
                        - (ix)

            (vi)        Code of Ethics of Brandywine Asset Management, Inc. -
                        (ix)

            (vii)       Code of Ethics of The Boston Company Asset Management,
                        LLC - (ix)

            (viii)      Code of Ethics of Barrow, Hanley, Mewhinney & Strauss,
                        Inc. - (ix)

            (ix)        Code of Ethics of Lazard Asset Management - (xiii)

            (x)         Code of Ethics of Hotchkis and Wiley Capital Management,
                        LLC - (xv)

            (xi)        Revised Code of Ethics of Causeway Capital Management
                        LLC, dated January 25, 2002 - (xvi)

            (xii)       Amended and Restated Code of Ethics of Independence
                        Investment LLC, dated April 2, 2001 - (xvi)

            (xiii)      Revised Code of Ethics of J.P. Morgan Investment
                        Management Inc., dated October 6, 2001 - (xvi)

            (xiv)       Revised Code of Ethics of Goldman Sachs Asset
                        Management, dated August 1, 2002 - filed herewith

            (xv)        Revised Code of Ethics of Metropolitan West Capital
                        Management, LLC, dated July 26, 2002 - filed herewith

            (xvi)       Amendments to the Code of Ethics of The Boston Company
                        Asset Management, LLC, dated February 25, 2002 - filed herewith

            (xvii)      Revised Code of Ethics of Morgan Stanley Investment
                        Management, dated August 16, 2002 - filed herewith

            (xviii)     Revised Code of Ethics of MW Post Advisory Group, dated
                        September 18, 2002 - filed herewith

       Other:           Powers of Attorney for Trustees (Alan D. Feld, Stephen
                        D. O'Sullivan, and Kneeland Youngblood) - (ii)

                        Powers of Attorney for Trustees (R. Gerald Turner and
                        Dee J. Kelly, Jr.) - (xiv)

                        Powers of Attorney for Trustees of the Quantitative
                        Master Series Trust - (xii)

                        Powers of Attorney for Trustees of the State Street
                        Equity 500 Index Portfolio - (viii)

                        Powers of Attorney for President of the State Street
                        Equity 500 Index Portfolio - (viii)


----------

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.


(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.


(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.

(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.


(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.

(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.

(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.

(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.

(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.

(xiii) Incorporated by reference to PEA No. 36 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 20, 2001.

(xiv) Incorporated by reference to PEA No. 37 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 1, 2001.

(xv) Incorporated by reference to PEA No. 38 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on November 30, 2001.

(xvi) Incorporated by reference to PEA No. 39 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2002.